INCOME TAXES (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Effective tax rate, percent	(0.51%)	(4.05%)	(0.84%)	(0.97%)	(0.84%)	25.19%